Income Taxes (Details Narrative) - USD ($)		3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax statutory rate	35.00%	21.00%	21.00%	21.00%	34.00%	21.00%	21.00%	34.00%
Effective tax statutory rate, description						On March 22, 2018, the Tax Cuts and Jobs Act ("TCJA") was enacted into law, which significantly changes existing U.S. tax law and includes numerous provisions that affect our business, such as reducing the U.S. federal statutory tax rate from 35% to 21% effective January 1, 2018.
Unrecognized tax benefits